Shareholder Report, Average Annual Return (Details) 198101_Roundhill Video Games ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Roundhill Video Games ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Video Games ETF NAV
Average Annual Return, Percent	22.47%	(3.43%)	8.63%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	11.01%	13.41%